Income Taxes (Income Tax Rate Reconciliation Schedule) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	31.70%	14.10%	10.50%
Non-qualified stock option shortfalls, net	1.90%	23.00%	15.20%
Stock-based compensation	(9.70%)	18.30%	11.00%
Lobbying	(9.10%)	8.90%	2.60%
Research and development credits	(1.50%)	(20.40%)	(9.70%)
Tax reform - tax rate change	355.90%	0.00%	0.00%
Foreign income tax and income inclusion	2.70%	10.90%	(0.00%)
Other	0.70%	2.40%	1.40%
Effective tax rate	407.60%	92.20%	66.00%